Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Bank Borrowings [Abstract]]
Schedule of Bank Borrowings
	December 31, 2023	December 31, 2022
Short-term borrowings	527,369,276	386,819,972
Long-term borrowings due within one year	10,863,245	20,987,521
Total bank borrowings, current	538,232,521	407,807,493
	December 31, 2023	December 31, 2022
Total Long-term bank borrowings	16,129,615	29,787,537
Less: Long-term borrowings due within one year	(10,863,245)	(20,987,521)
Bank borrowings, non-current	5,266,370	8,800,016

Schedule of Maturities of Long-Term Bank Borrowings	The aggregate maturities of the above long-term bank borrowings for each year subsequent to December 31, 2023 are summarized as follows:
RMB
2024	10,863,245
2025	5,266,370
2026	-
Thereafter	-
16,129,615